Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Schedule of borrowings
	2022	2021
Short-term borrowings	$506,578	$-
Long-term borrowings	2,171,050	-
Total	$2,677,628	$-